Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt

7. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the quarter. As of June 30, 2026 and December 31, 2025, $158,817 and $226,184, respectively, was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of June 30, 2026 and December 31, 2025, the Company had outstanding balances of $66,000 and $74,000, respectively.

The key terms of these facilities are as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of June 30, 2026 (Local Currency)	Principal Outstanding at June 30, 2026 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	8.2%	Jun-28	$813,589	$813,589
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	6.1%	Jun-28	586,281	669,652
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	481,281
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.0%	Dec-27	88,000	88,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.4%	Dec-27	62,000	70,817
Line of Credit	USD	Term SOFR (6) + 2.70%	6.4%	Jul-27	66,000	66,000
Total Principal Outstanding						$2,526,545

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of June 30, 2026.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	June 30, 2026	December 31, 2025
Principal Outstanding	$2,526,545	$2,639,448
Unamortized debt issuance cost	(17,606)	(24,220)
Total	2,508,939	2,615,228
Short-term debt	10,190	10,190
Non-current debt	$2,498,749	$2,605,038

For the three months ended June 30, 2026 and 2025, interest expense, including amortization of deferred debt issuance cost, was $35,566 and $34,549, respectively. For the six months ended June 30, 2026 and 2025, interest expense, including amortization of deferred debt issuance cost, was $69,412 and $68,222, respectively.

Maturity requirements on debt as of June 30, 2026 by year are as follows:

Remainder 2026	$5,095
2027	235,006
2028	1,467,957
2029	818,487
Total	$2,526,545

During both the three months ended June 30, 2026 and 2025, the Company made principal payments of $2,548 under its Term Loan Facility and during the three months ended June 30, 2025, made voluntary prepayments of $5,000. During both the six months ended June 30, 2026 and 2025, the Company made principal payments of $5,095 under its Term Loan Facility and during the six months ended June 30, 2025, made voluntary prepayments of $25,292.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the debt agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period.

In addition, the Company’s Line of Credit requires us to maintain certain financial covenants for Paysafe Payment Processing Services LLC (“PPPS”), including a Fixed Charge Coverage Ratio of not less than 1.10 to 1.00 (or 1.25 to 1.00 on an adjusted basis), a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000. “Fixed Charge Coverage Ratio” as defined in the agreement and in relation to PPPS means (a) EBITDA less (i) non-financed capital expenditures, (ii) tax payments, and (iii) certain restricted payments, divided by (b) the sum of (i) scheduled principal payments on funded debt, (ii) principal payments in respect of certain intercompany indebtedness , and (iii) interest expense.

The Company was in compliance with its covenants as of the date of issuance of these unaudited condensed consolidated financial statements.

Letters of Credit

As of June 30, 2026 and December 31, 2025, the Company had issued approximately $149,114 and $153,328, letters of credit, respectively, for use in the ordinary course of business. As of June 30, 2026 and December 31, 2025, the Company held $20,000 as collateral in connection with a letter of credit issued to Paysafe. Under the terms of the arrangement, the release and use of these funds are subject to the consent of the issuing bank; accordingly, the balance is classified as restricted cash within "Customer accounts and other received cash, net."

Debt Refinancing Transaction

On August 12, 2026, the Company refinanced portions of its existing Term Loan Facility (USD) and Term Loan Facility (EUR) (the "Existing Term Loan Facilities"), with settlement of funds due on August 17, 2026 (the "Refinancing Transaction"). The Refinancing Transaction includes a new $650,871 Term Loan Facility ("New USD TLB") and a new €478,421 Term Loan facility ("New EUR TLB"), each maturing in June 2030, subject to a springing maturity provision that will cause the New USD TLB and New EUR TLB to become payable 91 days prior to the maturity of the Secured Notes (or any refinancing thereof) to the extent that $250,000 or more in aggregate principal amount of such notes remain outstanding on such date. The proceeds of the New USD TLB and New EUR TLB are being used to refinance an equivalent amount of the Company's Existing Term Loan Facilities. Following the Refinancing Transaction, $162,718 and €107,860 of the Existing Term Loan Facilities, respectively, will remain outstanding under their original terms.

In addition, on August 12, 2026, the Company refinanced its existing Revolving Credit Facility with a new senior secured $372,500 revolving credit facility maturing in August 2031 (the "New Revolver"), subject to a springing maturity provision that will cause the New Revolver to become payable 91 days prior to the maturity of (i) the Secured Notes (or any refinancing thereof), (ii) the New USD TLB, or (iii) the New EUR TLB if $250,000 or more in aggregate principal amount remain outstanding under such debt instruments on such date.

The New USD TLB and New EUR TLB facilities bear interest at SOFR plus 5.00% and EURIBOR plus 5.00%, respectively, and the New Revolver bears interest at SOFR or EURIBOR plus 2.50%, depending on the currency of borrowing. The New USD TLB and New EUR TLB require annual principal payments of 5% of the original balance (compared to 1% per annum for the existing Term Loan Facility (USD)). There are no changes to the Company’s financial covenant ratios following the Refinancing Transaction.

Entities affiliated with Blackstone and CVC, which are considered related parties, provided advisory services to the Company in connection with the Refinancing Transaction. In accordance with their engagement arrangements, such entities will receive advisory fees in connection with the Refinancing Transaction.